Derivative Liability - Schedule of Fair Value of Equity Classified Warrants (Detail)	Dec. 31, 2017 $ / shares Y	Dec. 31, 2016 Y $ / shares	May 03, 2016 Y $ / shares
Dividend yield
Class of Warrant or Right [Line Items]
Measurement input	0
Placement Agent Warrants
Class of Warrant or Right [Line Items]
Fair Value per share | $ / shares	$ 0.09	$ 21.36	$ 25.6
Placement Agent Warrants | Dividend yield
Class of Warrant or Right [Line Items]
Measurement input		0.00	0.00
Placement Agent Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Measurement input	0.690	0.670	0.800
Placement Agent Warrants | Risk-free rate of return
Class of Warrant or Right [Line Items]
Measurement input	0.0220	0.0193	0.0122
Placement Agent Warrants | Expected term (years)
Class of Warrant or Right [Line Items]
Measurement input | Y	3.3	4.3	5.0